Document and Entity Information	12 Months Ended
Dec. 31, 2013
Document And Entity Information [Abstract]
Document Type	S-11/A
Amendment Flag	false
Document Period End Date	Dec. 31, 2013
Trading Symbol	ORC
Entity Registrant Name	Orchid Island Capital, Inc.
Entity Central Index Key	0001518621
Entity Filer Category	Smaller Reporting Company